Long-Term Investments (Details) - Schedule of Extent the Investee Relies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship	No specific business relationship
Genepharm Biotech Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship	No specific business relationship
BioHopeKing Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Loaned from investee and provides research and development support service	Loaned from the investee and provides research and development support service
Rgene Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs	Collaborating with the Company to develop and commercialize drugs